Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Total	$0.01 Par Value Common Stock	Preferred Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ (2,088,549)	$ 432,231		$ 6,679,298	$ (9,200,078)
Balance, shares at Dec. 31, 2013		43,223,093
Stock-based compensation	$ 294,067			$ 294,067
Return of unvested consultant stock	(45,000)	$ (5,000)		(40,000)
Return of unvested consultant stock, shares		(500,000)
Issuance of Successor common stock	$ 25,000	$ 883		$ 24,167
Issuance of Successor common stock, shares		83,334
Exercise of common stock options	$ 22,500	$ 1,125		$ 21,375
Exercise of common stock options, shares		112,500
Net loss	(1,537,315)				$ (1,537,315)
Balance at Dec. 31, 2014	$ (3,329,297)	$ 429,189		$ 6,978,907	$ (10,737,393)
Balance, shares at Dec. 31, 2014		42,918,927
Stock-based compensation	$ 192,776			$ 192,776
Net loss	(2,743,116)				$ (2,743,116)
Balance (Predecessor) at Dec. 31, 2015	(5,879,637)	429,189		7,171,683	(13,480,509)
Balance at Dec. 31, 2015	$ (5,879,637)	$ 429,189		$ 7,171,683	$ (13,480,509)
Balance, shares (Predecessor) at Dec. 31, 2015		42,918,927
Balance, shares at Dec. 31, 2015		42,918,927
Stock-based compensation | Predecessor	$ 119,146			$ 119,146
Cancellation of Predecessor equity | Predecessor	6,425,228	$ (429,189)		(7,290,829)	14,145,246
Cancellation of Predecessor equity, shares | Predecessor		(42,918,927)
Net loss | Predecessor	(664,737)				(664,737)
Balance (Successor) at Jun. 30, 2016
Balance (Predecessor) at Jun. 30, 2016
Balance, shares (Successor) at Jun. 30, 2016
Balance, shares (Predecessor) at Jun. 30, 2016
Balance (Predecessor) at Dec. 31, 2015	(5,879,637)	$ 429,189		7,171,683	(13,480,509)
Balance at Dec. 31, 2015	$ (5,879,637)	$ 429,189		$ 7,171,683	$ (13,480,509)
Balance, shares (Predecessor) at Dec. 31, 2015		42,918,927
Balance, shares at Dec. 31, 2015		42,918,927
Balance (Successor) at Sep. 30, 2016	$ 6,008,322	$ 4,913	5,405,010	$ 1,141,605	$ (543,206)
Balance, shares (Successor) at Sep. 30, 2016		491,357
Balance (Successor) at Jun. 30, 2016
Balance (Predecessor) at Jun. 30, 2016
Balance, shares (Successor) at Jun. 30, 2016
Balance, shares (Predecessor) at Jun. 30, 2016
Issuance of preferred stock | Successor	5,405,010		5,405,010
Issuance of Successor common stock | Successor	1,191,669	$ 4,913		1,186,756
Issuance of Successor common stock, shares | Successor		491,357
Reorganization adjustment | Successor	(45,151)			(45,151)
Net loss | Successor	(543,206)				(543,206)
Balance (Successor) at Sep. 30, 2016	$ 6,008,322	$ 4,913	$ 5,405,010	$ 1,141,605	$ (543,206)
Balance, shares (Successor) at Sep. 30, 2016		491,357